Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (115,373)	$ (79,540)
Denominator:
Weighted average shares outstanding – basic and dilutive	157,317,695	67,255,538
Basic and diluted net loss per share	$ (0.73)	$ (1.18)